SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                              FORM N-1A
                                                File No. 33-11235
                                                File No. 811-4977

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  26

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

     Amendment No.  26


                  VOYAGEUR INSURED FUNDS, INC.
     (Exact Name of Registrant as Specified in Charter)

       1818 Market Street, Philadelphia, Pennsylvania   19103
          (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:(215) 255-2923

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA
19103
          (Name and Address of Agent for Service)

Approximate Date of Public Offering:               April 30, 1998

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)

       X       on April 30, 1998 pursuant to paragraph (b)

               60 days after filing pursuant to paragraph (a)(1)

               on (date) pursuant to paragraph (a)(1)

               75 days after filing pursuant to paragraph (a)(2)

               on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendement


               Title of Securities Being Registered
                  Minnesota Insured Fund A Class
                  Minnesota Insured Fund B Class
                  Minnesota Insured Fund C Class
               Arizona Insured Tax-Free Fund A Class
               Arizona Insured Tax-Free Fund B Class
               Arizona Insured Tax-Free Fund C Class
               Colorado Insured Tax-Free Fund A Class
               Colorado Insured Tax-Free Fund B Class
               Colorado Insured Tax-Free Fund C Class


                    ---   C O N T E N T S   ---


     This Post-Effective Amendment No. 26 to Registration File
No. 33-11235 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets(1)

     4.   Part A - Prospectus(2)

     5.   Part B - Statement of Additional Information(2)

     6.   Part C - Other Information(2)(3)

     7.   Signatures

(1) This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Minnesota Insured Fund - Minnesota Insured Fund A Class, Minnesota Insured Fund B Class, Minnesota Insured Fund C Class; Arizona Insured Tax-Free Fund - Arizona Insured Tax-Free Fund A Class, Arizona Insured Tax-Free Fund B Class, Arizona Insured Tax-Free Fund C Class; and Colorado Insured Tax-Free Fund - Colorado Insured Tax-Free Fund A Class, Colorado Insured Tax-Free Fund B Class, Colorado Insured Tax-Free Fund C Class. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information dated April 30, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration
     Statement of Voyageur Mutual Funds, Inc. filed April 29,
     1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective
     Amendment No. 19 to the Registration Statement of Voyageur
     Mutual Funds, Inc. filed April 29, 1998.


                    CROSS-REFERENCE SHEET

                            PART A

Item No.  Description                   Location in Prospectus*

   1      Cover Page. . . . . . . .     Cover Page

   2      Synopsis. . . . . . . . .     Synopsis; Summary
                                        of Expenses

   3      Condensed Financial
          Information . . . . . . .     Financial Highlights

   4      General Description of
          Registrant. . . . . . . .     Investment Objectives
                                        and Policies; Classes
                                        of Shares

   5      Management of the Fund. .      Management of the Funds

   6      Capital Stock and
          Other Securities. . . . .     The Delaware Difference;
                                        Dividends and
                                        Distributions; Taxes;
                                        Classes of Shares

   7      Purchase of Securities
          Being Offered . . . . . .     Cover Page; How to Buy
                                        Shares; Calaculation of
                                        Offering Price and
                                        Net Asset Value Per
                                        Share; Management
                                        of the Funds

   8      Redemption or Repurchase.     How to Buy Shares;
                                        Redemption and Exchange

   9      Legal Proceedings . . . .     None


* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of
   Voyageur Mutual Funds, Inc.'s Registration Statement
   (File No. 33-63238).


                    CROSS-REFERENCE SHEET

                           PART B

Item No.  Description                   Location in Statement of
                                        Additional Information*

   10     Cover Page. . . . . . . .     Cover Page

   11     Table of Contents . . . .     Table of Contents

   12     General Information
          and History . . . . . . .     Inapplicable

   13     Investment Objectives
          and Policy. . . . . . . .     Investment Policies

                                        and Restrictions

   14     Management of the
          Registrant. . . . . . . .     Officers and Directors

   15     Control Persons and
          Principal Holders of
          Securities. . . . . . . .     Officers and Directors

   16     Investment Advisory
          and Other Services. . . .     Officers and Directors;
                                        Investment Management
                                        Agreements and
                                        Sub-Advisory Agreements;
                                        General Information;
                                        Financial Statements

   17     Brokerage Allocation. . .     Trading Practices and
                                        Brokerage

   18     Capital Stock and
          Other Securities. . . . .     Capitalization and
                                        Noncumulative Voting
                                        (under General
                                        Information)

   19     Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . .     Purchasing Shares;
                                        Determining Offering
                                        Price and Net Asset
                                        Value; Redemption
                                        and Repurchase;
                                        Exchange Privilege

   20     Tax Status. . . . . . . .     Distributions; Taxes

   21     Underwriters. . . . . . .     Purchasing Shares

   22     Calculation of
          Performance Data. . . . .     Performance Information

   23     Financial Statements. . .     Financial Statements

* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective
   Amendment No. 19 of Voyageur Mutual Funds, Inc.'s
   Registration Statement (File No. 33-63238).


                           CROSS-REFERENCE SHEET

                                  PART C

Item No.  Description                   Location in Part C

   24     Financial Statements
          and Exhibits. . . . . . .     Item 24

   25     Persons Controlled by
          or under Common Control
          with Registrant . . . . .     Item 25

   26     Number of Holders of
          Securities. . . . . . . .     Item 26

   27     Indemnification . . . . .     Item 27

   28     Business and Other
          Connections of
          Investment Adviser. . . .     Item 28

   29     Principal Underwriters. .     Item 29

   30     Location of Accounts
          and Records . . . . . . .     Item 30

   31     Management Services . . .     Item 31

   32     Undertakings. . . . . . .     Item 32


                                  PART C

                             Other Information


Item 24. Financial Statements and Exhibits

         (a)   Financial Statements:

          Part A    -    Financial Highlights

         *Part B    -    Statement of Net Assets
                         Statement of Operations
                         Statement of Changes in Net Assets
                         Notes to Financial Statements
                         Accountant's Report

         * The financial statements and Accountant's Report listed above relating to Voyageur Insured Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

         (b)   Exhibits:

               (1)  Articles of Incorporation.

                    (a)  Certificate of Amendment to the Amended
                         and Restated Articles of Incorporation
                         (November 22, 1993) incorporated into
                         this filing by reference to Post-
                         Effective Amendment No. 23 filed
                         April 30, 1996.

                    (b)  Certificate of Designation incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 23 filed
                         April 30, 1996.

                    (c)  Certificate of Designation (February 27,
                         1995) incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 22 filed March 1, 1995.

               (2)  By-Laws.  By-Laws, as amended (January 24,
                    1995) incorporated into this filing by
                    reference to Post-Effective Amendment No. 23 filed April 30, 1996.

               (3)  Voting Trust Agreement.  Inapplicable.

               (4) Copies of All Instruments Defining the Rights of Holders.

                    (a)  Articles of Incorporation and Articles
                         Supplementary.

                         (i)  Article VI of Amended and Restated
                              Articles of Incorporation
                              (November 22, 1993) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 23
                              filed April 30, 1996.

                         (ii) Certificate of Designation
                              incorporated into this filing by
                              reference to Post-Effective
                              Amendment No. 23 filed April 30,
                              1996.

                        (iii) Certificate of Designation
                              (February 27, 1995) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 22
                              filed March 1, 1995.

                    (b)  By-Laws.

                         (i)  Article II incorporated into this
                              filing by reference to Post-
                              Effective Amendment No. 23 filed
                              April 30, 1996.

               (5)  Investment Management Agreement.

                    (a)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Tax-Free Colorado Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                    (b)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Minnesota Insured Fund and
                         Tax-Free Arizona Insured Fund
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 25 filed August 28, 1997.

               (6)  (a)  Distribution Agreement.

                         (i)  Proposed Distribution Agreement
                              (1997) between Delaware
                              Distributors, L.P. and the
                              Registrant on behalf of each Fund
                              incorporated into this filing by
                              reference to Post-Effective
                              Amendment No. 25 filed August 28,
                              1997.

                    (b)  Administration and Service Agreement.
                         Form of Administration and Service
                         Agreement (as amended November 1995)
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 25 filed August 28, 1997.

                    (c)  Dealer's Agreement.  Dealer's Agreement
                         (as amended November 1995) (Module)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 25 filed August 28, 1997.

                    (d)  Mutual Fund Agreement for the Delaware
                         Group of Funds (as amended November
                         1995) (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 25 filed August 28, 1997.

               (7)  Bonus, Profit Sharing, Pension Contracts.
                    Inapplicable.

               (8)  Custodian Agreement.

                    (a)  Custodian Contract with Norwest Bank
                         Minnesota N.A. (April 20, 1992)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 23 filed April 30, 1996.

               (9)  Other Material Contracts.

                    (a)  Shareholder Services Agreement (1997)
                         between Delaware Service Company, Inc.
                         and the Registrant on behalf of each
                         Fund (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 25 filed August 28, 1997.

                    (b)  Executed Fund Accounting Agreement
                         (August 19, 1996) between Delaware
                         Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                         (i)  Executed Amendment No. 7
                              (October 14, 1997) to Schedule A
                              to Delaware Group of Funds
                              Fund Accounting Agreement attached
                              as Exhibit.

                         (ii) Executed Amendment No. 8
                              (December 18, 1997) to Schedule A
                              to Delaware Group of Funds
                              Fund Accounting Agreement attached
                              as Exhibit.

               (10) Opinion of Counsel.  Attached as Exhibit.

               (11) Consent of Auditors.  Attached as Exhibit.

               (12) Inapplicable.

               (13) Letter of Investment Intent incorporated into
                    this filing by reference to Post-Effective
                    Amendment No. 2 filed on April 20, 1987.

               (14) Inapplicable.

               (15) Plans under Rule 12b-1.

                    (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997) of Voyageur Insured Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

               (16) Schedules of Computation for each Performance
                    Quotation.

                    (a)  Schedules of Computation of Fund
                         performance for each Fund incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 23 filed
                         April 30, 1996.

               (17) Financial Data Schedules.  Attached as
                    Exhibits.

               (18) Plan under Rule 18f-3.

                    (a)  Plan under Rule 18f-3 (June 19, 1997)
                         attached as Exhibit.

               (19) Other:  Directors' Power of Attorney.
                    Attached as Exhibit.

Item 25. Persons Controlled by or under Common Control with
         Registrant.  None.

Item 26. Number of Holders of Securities.

                 (1)                           (2)

                                             Number of
         Title of Class                      Record Holders

         Voyageur Insured Funds, Inc.'s
         Minnesota Insured Fund:

         Minnesota Insured
         Fund A Shares:

         Common Stock Par Value         6,800 Accounts
         $.01 Per Share                 as of February 28, 1998

         Minnesota Insured
         Fund B Shares:

         Common Stock Par Value         228 Accounts
         $.01 Per Share                 as of February 28, 1998

         Minnesota Insured
         Fund C Shares:

         Common Stock Par Value         109 Accounts
         $.01 Per Share                 as of February 28, 1998

         Voyageur Insured Funds,
         Inc.'s Arizona Insured
         Tax-Free Fund:

         Tax-Free Arizona Insured
         Fund Class A Shares:

         Common Stock Par Value         3,477 Accounts
         $.01 Per Share                 as of February 28, 1998

         Tax-Free Arizona Insured
         Fund Class B Shares:

         Common Stock Par Value         73 Accounts
         $.01 Per Share                 as of February 28, 1998

         Tax-Free Arizona Insured
         Fund Class C Shares:

         Common Stock Par Value         15 Accounts
         $.01 Per Share                 as of February 28, 1998

         Voyageur Insured Funds,
         Inc.'s Tax-Free Colorado
         Insured Fund:

         Tax-Free Colorado Insured
         Fund Class A Shares:

         Common Stock Par Value         0 Accounts
         $.01 Per Share                 as of February 28, 1998

         Tax-Free Colorado Insured
         Fund Class B Shares:

         Common Stock Par Value         0 Accounts
         $.01 Per Share                 as of February 28, 1998

         Tax-Free Colorado Insured
         Fund Class C Shares:

         Common Stock Par Value         0 Accounts
         $.01 Per Share                 as of February 28, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed
         April 30, 1996.

Item 28. Business and Other Connections of Investment Adviser.

         Incorporated into this filing by reference to Post-
         Effective Amendment No. 19 to the Registration
         Statement of Voyageur Mutual Funds, Inc. filed
         April 29, 1998

Item 29. Principal Underwriters.

         Incorporated into this filing by reference to Post-
         Effective Amendment No. 19 to the Registration
         Statement of Voyageur Mutual Funds, Inc. filed
         April 29, 1998

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103
         or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400,
         Minneapolis, Minnesota 55402.

Item 31. Management Services.  None.

Item 32. Undertakings.

         (a)   Inapplicable.

         (b)   Inapplicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of March, 1998.

                              VOYAGEUR INSURED FUNDS, INC.

                              By/s/Wayne A. Stork
                                   Wayne A. Stork
                                   Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                   Title               Date


/s/Wayne A. Stork             Chairman of the     March 21, 1998
Wayne A. Stork                Board and Director

                              Executive Vice
                              President/Chief
                              Operating Officer/
                              Chief Financial
                              Officer (Principal
                              Financial Officer
                              and Principal
/s/David K. Downes            Accounting Officer) March 21, 1998
David K. Downes

/s/Walter P. Babich     *     Director            March 21, 1998
Walter P. Babich

/s/Anthony D. Knerr     *     Director            March 21, 1998
Anthony D. Knerr

/s/Ann R. Leven         *     Director            March 21, 1998
Ann R. Leven

/s/W. Thacher Longstreth*     Director            March 21, 1998
W. Thacher Longstreth

/s/Thomas F. Madison    *     Director            March 21, 1998
Thomas F. Madison

/s/Jeffrey J. Nick      *     Director            March 21, 1998
Jeffrey J. Nick

/s/Charles E. Peck      *     Director            March 21, 1998
Charles E. Peck

                    *By /s/Wayne A. Stork
                           Wayne A. Stork
                       as Attorney-in-Fact for
                    each of the persons indicated

               SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC  20549


















                            Exhibits

                               to

                            Form N-1A










   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         INDEX TO EXHIBITS


Exhibit No.    Exhibit

EX-99.B9BI     Executed Amendment No. 7 (October 14, 1997) to
               Schedule A to Delaware Group of Funds
               Fund Accounting Agreement

EX-99.B9BII    Executed Amendment No. 8 (December 18, 1997) to
               Schedule A to Delaware Group of Funds
               Fund Accounting Agreement

EX-99.B10      Opinion of Counsel

EX-99.B11      Consent of Auditors

EX-27          Financial Data Schedules

EX-99.B18A     Plan under Rule 18f-3 (June 9, 1997)

EX-99.B19      Directors' Power of Attorney